Status of Restricted Stock Awards and Changes During Years (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock
Fixed Options
Non-vested restricted stock awards at beginning of year	11,206
Restricted shares granted	10,570	11,620
Shares vested	(3,734)
Forfeited		(414)
Non-vested restricted stock awards at end of year	18,042	11,206
Fixed Options
Non-vested restricted stock awards at beginning of year	$ 23.75
Restricted shares granted	$ 20.22	$ 23.75
Shares vested	$ 23.75
Forfeited		$ 23.75
Non-vested restricted stock awards at end of year	$ 20.33	$ 23.75